Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period [Abstract]
Events after the reporting period
8.	Events after the reporting period

On January 31, 2024, ADSE US repaid a portion of the first shareholder loan in a nominal amount of kUSD 1,000 and kUSD 64 of accrued interest. On February 29, 2024, ADSE US made further repayments amounting to a nominal amount of kUSD 4,000 and kUSD 289 of accrued interest.

Commencing on February 01, 2024, Mr. Andreas Fabritius was appointed as Director of ADSE.

Commencing on April 29, 2024, Mr. Alwin Epple was appointed as Director of ADSE.